UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

Distribution Report Pursuant to Section 13 or 15(d) of

the Securities Exchange Act of 1934

For the monthly reporting period from April 1, 2009 to April 30, 2009

Commission File Number of issuing entity: 333-103862-02	Commission File Number of issuing entity: 333-103862-01
CAPITAL ONE MULTI-ASSET EXECUTION TRUST	CAPITAL ONE MASTER TRUST
(Exact name of issuing entity as specified in its charter) (Issuing entity in respect of the Notes)	(Exact name of issuing entity as specified in its charter) (Issuing entity in respect of the COMT Collateral Certificate)

Commission File Number of depositor: 333-103862

CAPITAL ONE FUNDING, LLC

(Exact name of depositor as specified in its charter)

CAPITAL ONE BANK (USA), NATIONAL ASSOCIATION

(Exact name of sponsor as specified in its charter)

Delaware	New York
(State or other jurisdiction of incorporation or organization of the issuing entity)	(State or other jurisdiction of incorporation or organization of the issuing entity)

c/o Deutsche Bank Trust Company Delaware

E.A. Delle Donne Corporate Center

1011 Centre Road

Wilmington, DE 19805-1266

(Address of principal executive offices of issuing entity)

201-593-6792

(Telephone number, including area code)

Not Applicable

(I.R.S. Employer Identification No.)

N/A

(Former name, former address, if changed since last report)

c/o Capital One Bank (USA), National Association

Mail Stop 12017-0500

140 East Shore Drive

Room 1071-B

Glen Allen, VA 23060

(Address of principal executive offices of issuing entity)

804-967-1000

(Telephone number, including area code)

Not Applicable

(I.R.S. Employer Identification No.)

N/A

(Former name, former address, if changed since last report)

Each class of Notes to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934. The title of each class of Notes to which this report on Form 10-D relates is set forth in Exhibit 99.2 hereto.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

ITEM 1 – Distribution and Pool Performance Information.

Response to Item 1 is set forth in Exhibits 99.1 and 99.2.

PART II – OTHER INFORMATION

Other Information

The information filed as Exhibit 99.3 relates to the credit card receivables owned by Capital One Master Trust and the delinquency, loss, revenue and payment rate characteristics of the related credit card accounts as of the dates set forth therein.

A change in bankruptcy processing by the Servicer resulted in an improvement in the Capital One Master Trust Annualized Default Rate that is reflected in the April results. The impact was approximately 75 basis points. While the Servicer’s internal guidelines require bankrupt accounts to be charged off within 30 days, the practice had been to charge off cardholder accounts within 2 to 3 days of receiving notification of bankruptcy. Due in part to an increase in the volume of bankruptcies, the Servicer has extended the processing window to improve the efficiency and accuracy of bankruptcy-related charge-off recognition. The new process remains within the Servicer’s internal guidelines, as well as FFIEC guidelines that bankrupt accounts must be charged-off within 60 days of notification.

ITEM 9 – Exhibits

Exhibit 99.1	Monthly Series 2002-CC Certificateholders’ Statement.

Exhibit 99.2	Card series Schedule to Monthly Noteholders’ Statement.

Exhibit 99.3	Updated Pool Performance and Statistical Information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: May 14, 2009

CAPITAL ONE MULTI-ASSET EXECUTION TRUST
(Issuing Entity)

CAPITAL ONE MASTER TRUST
(Issuing Entity)

By:	CAPITAL ONE BANK (USA), NATIONAL ASSOCIATION
(Servicer)

By:	/s/ Pam Koch
Name:	Pam Koch
Title:	Vice President, Accounting